Reconciliation for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level 3 (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014
Long-term debt
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		¥ 501	¥ 381
Gains (losses) in Earnings	[1]	(5)	4
Gains (losses) in OCI		0	0
Transfers into Level 3		3	1
Transfers out of level 3		(2)	(1)
Issuances		313	197
Settlements		(233)	(73)
Ending Balance		587	501
Change in unrealized gain (losses) still held	[2]	(4)	5
Trading securities sold, not yet purchased
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Gains (losses) in OCI		0
Purchases (in billions of yen)		3
Sales		(3)
Trading securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3		4	4
Transfers out of level 3		(24)	(12)
Trading securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		78	100
Gains (losses) in Earnings	[3]		10
Sales		(33)	(4)
Issuances		0	0
Settlements		(16)	(28)
Ending Balance		29	78
Change in unrealized gain (losses) still held	[2]		7
Trading securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		91	91
Gains (losses) in Earnings	[3]		5
Purchases (in billions of yen)		2
Sales		(76)
Issuances		0	0
Settlements		(13)	(5)
Ending Balance		4	91
Change in unrealized gain (losses) still held	[2]		4
Trading securities | Corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		413	417
Gains (losses) in Earnings	[3]	62	55
Transfers into Level 3		4	4
Transfers out of level 3		(24)	(12)
Purchases (in billions of yen)		561	503
Sales		(262)	(442)
Issuances		0	0
Settlements		(115)	(112)
Ending Balance		639	413
Change in unrealized gain (losses) still held	[2]	47	35
Trading securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		60	71
Gains (losses) in Earnings	[3]	13	6
Purchases (in billions of yen)		6	8
Sales		(18)	(24)
Issuances		0	0
Settlements		(1)	(1)
Ending Balance		60	60
Change in unrealized gain (losses) still held	[2]	3
Derivative assets | Interest rate contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]	17	11
Gains (losses) in Earnings	[3],[4]	(6)	6
Transfers into Level 3	[4]		(1)
Transfers out of level 3	[4]	1
Issuances	[4]	0	0
Settlements	[4]	6	1
Ending Balance	[4]	18	17
Change in unrealized gain (losses) still held	[2],[4]	(1)	11
Derivative assets | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]	11	17
Gains (losses) in Earnings	[3],[4]	(3)	(3)
Issuances	[4]	0	0
Settlements	[4]		(3)
Ending Balance	[4]	8	11
Change in unrealized gain (losses) still held	[2],[4]	(2)	5
Derivative assets | Equity-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]	1	7
Gains (losses) in Earnings	[3],[4]	(12)	(6)
Issuances	[4]	0	0
Settlements	[4]	(3)
Ending Balance	[4]	(14)	1
Change in unrealized gain (losses) still held	[2],[4]	(12)	(7)
Derivative assets | Credit-related contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]	17	20
Gains (losses) in Earnings	[3],[4]	(19)	(6)
Transfers out of level 3	[4]		1
Issuances	[4]	0	0
Settlements	[4]	1	2
Ending Balance	[4]	(1)	17
Change in unrealized gain (losses) still held	[2],[4]		(6)
Derivative assets | Other contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	[4]		1
Issuances	[4]		0
Settlements	[4]		(1)
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers into Level 3			7
Transfers out of level 3			(30)
Available-for-sale securities | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		220	292
Gains (losses) in Earnings	[5]	10	(1)
Gains (losses) in OCI	[6]	(10)	5
Purchases (in billions of yen)		16	5
Sales		(21)	(9)
Issuances		0	0
Settlements		(49)	(72)
Ending Balance		166	220
Available-for-sale securities | Commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		161	250
Gains (losses) in Earnings	[5]	4	5
Gains (losses) in OCI	[6]	(2)	(2)
Purchases (in billions of yen)		77	36
Sales		(26)	(18)
Issuances		0	0
Settlements		(45)	(110)
Ending Balance		169	161
Change in unrealized gain (losses) still held	[2]		(1)
Available-for-sale securities | Japanese corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		170	215
Gains (losses) in Earnings	[5]	(1)
Gains (losses) in OCI	[6]	1
Transfers out of level 3			(30)
Purchases (in billions of yen)		39	60
Sales		(8)	(1)
Issuances		0	0
Settlements		(46)	(74)
Ending Balance		155	170
Available-for-sale securities | Foreign corporate bonds and other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		141	202
Gains (losses) in Earnings	[5]	6	8
Gains (losses) in OCI	[6]	(1)	(1)
Transfers into Level 3			7
Sales		(2)
Issuances		0	0
Settlements		(59)	(75)
Ending Balance		85	141
Other investments
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		69	75
Gains (losses) in Earnings	[5]	12	(2)
Transfers out of level 3			(2)
Purchases (in billions of yen)		2	7
Sales		(18)	(2)
Issuances		0	0
Settlements		(12)	(7)
Ending Balance		53	69
Change in unrealized gain (losses) still held	[2]	¥ 8	¥ (2)

[1]	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
[2]	Amounts represent total gains or losses recognized in earnings during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at March 31, 2014 and 2015.
[3]	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
[4]	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
[5]	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
[6]	Gains (losses) in OCI are reported in Other comprehensive income (loss).